Income Tax - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Assets [Abstract]
Operating loss carry forward	$ 1,987,040	$ 898,909
Valuation allowance	(1,987,040)	(898,909)
Deferred tax asset